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[Logo] The CGM Funds

                                                        Filed under Rule 497(d)
                                                        File No. 333-149352

                          CGM CAPITAL DEVELOPMENT FUND

We recently contacted you regarding a Special Meeting of Shareholders of CGM Capital Development Fund (the "Fund"), which has a special meeting of shareholders scheduled for June 20, 2008. The Fund's records indicate that we have not received your vote. We urge you to vote as soon as possible in order to allow the Fund to obtain a sufficient number of votes to hold the Meeting as scheduled. By voting now you will help the Fund save on the cost of additional mailings and calls to shareholders.

                               PLEASE VOTE TODAY!

                         YOUR VOTE IS URGENTLY NEEDED!

                      Please vote now to be sure your vote
                          is received in time for the
                         JUNE 20, 2008 SPECIAL MEETING
                                OF SHAREHOLDERS.

We have made it very easy for you to vote. Choose one of the following methods:

o LOG ON to the website noted on your proxy card and enter your control number printed on the card, and vote by following the on-screen prompts.

o CALL the phone number on the proxy card and enter the control number printed on the card and follow the touchtone prompts.

o MAIL in your signed proxy card in the envelope provided.

     If you have any questions regarding the proposal or voting process, or would like to obtain additional copies of the materials, do not hesitate to call our proxy solicitor, D.F. KING & CO., INC., whom you may also receive a call from, toll-free at (888) 414-5566.

                        VOTING TAKES ONLY A FEW MINUTES.
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           THANK YOU FOR YOUR PARTICIPATION IN THIS IMPORTANT MATTER.
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                             D.F. KING & CO., INC.
                                TELEPHONE SCRIPT

                          CGM CAPITAL DEVELOPMENT FUND

INTRODUCTION
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Hello, Mr./Ms. (Shareholder). My name is ___________, calling from D.F. King &
Co., on behalf of the CGM CAPITAL DEVELOPMENT FUND. I'm calling to follow-up on the recent proxy materials that were sent to you.

Mr. /Ms________, this conversation is being recorded for quality control purposes. Have you received the materials for the CGM Capital Development Fund SPECIAL SHAREHOLDER MEETING SCHEDULED FOR JUNE 20, 2008?
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         IF NO - Then help the shareholder obtain the material he/she requires.
         If a NOBO, give him/her the 800# and have them call back when they receive the material. If registered, we will send the materials directly. In either case, make sure the address is correct, make any necessary corrections, and code the disposition as "14" or "15".

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IF YES - The Board of Trustees is asking you to consider a proposal as set forth in the proxy statement dated APRIL 4, 2008. The Board of Trustees recommends that you vote in favor of this proposal. For your convenience, I can record your vote over the telephone right now. Will that be okay?

IF YES - Do you have any questions before we proceed?
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         TAKE TIME TO ANSWER ALL QUESTIONS CAREFULLY. DO NOT GIVE ADVICE.
         Remind the shareholder that the fund's Board has recommended that he/she vote in favor of the proposal. Questions should only be addressed by referring to the proxy statement and reading the appropriate sections.

         ----------------------------------------------------------------------
         Good, let's proceed. Your vote will be recorded. I will ask you for your full name and address of record and ask you to confirm that you have received the Fund's proxy materials and have authority to vote the shares. You will be mailed a letter confirming your vote which will provide instructions should you later decide to change your vote.

IF NO - Do you have any questions that I may answer?
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         TAKE TIME TO ANSWER ALL QUESTIONS CAREFULLY. DO NOT GIVE ADVICE.
         Remind the shareholder that the fund's Board has recommended that he/she vote in favor of the proposal. Most questions can be addressed by referring to the proxy statement and reading the appropriate sections.

         ----------------------------------------------------------------------
         Your vote is important. Please vote by signing, dating and promptly mailing your proxy card in the envelope provided. If you prefer, you can also vote by internet or touch-tone telephone. Simply follow the easy instructions sent with your proxy materials.
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BEGIN THE VOTE
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My name is __________, calling from D.F. King & Co. on behalf of CGM CAPITAL
DEVELOPMENT FUND. Today's date is __________ and the time is __________.

May I please have your full name as your account is registered? (If shareholder is an entity: May I please have the name of your entity, and your name and title) Please confirm that you are authorized to direct the voting of these FUNDS shares?

May I please have your address of record?

Have you received the Fund's Proxy materials for its JUNE 20, 2008 SPECIAL MEETING?
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If the shareholder answers "no" offer to take their name and address and mail the proxy statement.

ACTUAL VOTING
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The Board of Trustees is asking you to consider a proposal TO APPROVE AN
AGREEMENT AND PLAN OF REORGANIZATION BETWEEN CGM CAPITAL DEVELOPMENT FUND AND CGM FOCUS FUND, and it recommends a vote FOR the proposal. Would you like to vote all of your shares as recommended by the Board IN FAVOR OF THIS PROPOSAL?
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         If you are required to read the proposal individually, end each proposal by saying, "THE BOARD RECOMMENDS THAT YOU VOTE IN FAVOR. HOW WOULD YOU LIKE TO VOTE?" The valid responses are

                                    F = For proposal.
                                    A = Against proposal.
                                    B = Abstain.

CLOSING
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I have recorded your vote(s). You have voted FOR/AGAINST/ABSTAIN PROPOSAL #1.
Is that correct? Great. D.F. King will submit your voting instructions to the CGM CAPITAL DEVELOPMENT FUND as your voting agent. In the next 72 hours, we will mail you a letter confirming your vote. If you wish to change your vote for any reason, please call us at the phone number listed in the letter or follow the instructions in your proxy statement. Thank you for your time, and good bye.
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                           ANSWERING MACHINE MESSAGE
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Hello, I'm calling regarding your investment in CGM Capital Development Fund.
You should have recently received proxy materials in the mail concerning the Fund's JUNE 20, 2008 SPECIAL MEETING OF SHAREHOLDERS.

Your vote is important. You may cast your vote by telephone by calling D.F. KING, WHICH IS ASSISTING YOUR FUND, AT 1-888-414-5566 or you can sign, date and promptly mail your proxy in the postage paid envelope provided.

Internet or touch-tone telephone voting also is available. Please follow the instructions included with your proxy materials.

If you have any other questions, require assistance or need new proxy materials, please call D.F. KING, AT 1-888-414-5566.


Thank you.